Cover	Mar. 04, 2025
Cover [Abstract]
Entity Registrant Name	HOOPS SCOUTING USA
Entity Central Index Key	0001721056
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Mar. 04, 2025
Entity Ex Transition Period	false
Entity File Number	000-56389
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	30-4010393
Entity Address Address Line 1	63 Rocio Court
Entity Address City Or Town	Palm Desert
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92260
City Area Code	760
Local Phone Number	636-4353
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false